Financial Assets - Summary of Investments Accounted for Using Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance	$ 653	$ 626
Translation adjustment	(34)	9
Investments and advances	45	4	$ 1
Arising on acquisition (note 30)	28
Disposals and repayments	(5)	(7)
Return of share capital		(2)
Share of profit after tax		55
Dividends received	(36)	(32)
Ending balance	649	653	626
Other
Disclosure of financial assets [line items]
Beginning balance	12	13
Translation adjustment	0	0
Investments and advances	2	0
Arising on acquisition (note 30)	0
Disposals and repayments	0	(1)
Return of share capital		0
Share of profit after tax		0
Dividends received	0	0
Ending balance	14	12	13
Investments accounted for using equity method
Disclosure of financial assets [line items]
Investments and advances	43	4
Share of net assets (i)
Disclosure of financial assets [line items]
Beginning balance	640	609
Translation adjustment	(34)	10
Arising on acquisition (note 30)	28
Disposals and repayments	0	0
Return of share capital		(2)
Share of profit after tax		55
Dividends received	(36)	(32)
Ending balance	638	640	609
Share of net assets (i) | Investments accounted for using equity method
Disclosure of financial assets [line items]
Investments and advances	40	0
Loans
Disclosure of financial assets [line items]
Beginning balance	13	17
Translation adjustment	0	(1)
Arising on acquisition (note 30)	0
Disposals and repayments	(5)	(7)
Return of share capital		0
Share of profit after tax		0
Dividends received	0	0
Ending balance	11	13	$ 17
Loans | Investments accounted for using equity method
Disclosure of financial assets [line items]
Investments and advances	$ 3	$ 4